Financial Assets at Fair Value Through Other Comprehensive Income - Schedule of Gross Realized Gains and Losses on the Sale of Debt Financial Instruments (Details) - Financial assets available-for-sale [Member] - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Assets at Fair Value Through Other Comprehensive Income - Schedule of Gross Realized Gains and Losses on the Sale of Debt Financial Instruments (Details) [Line Items]
Unrealized gains (losses)	$ 3,386	$ 4,352	$ (15,325)
Realized losses (gains) reclassified to income	(8,050)	4,522	63,401
Subtotal	(4,664)	8,874	48,076
Income tax on other comprehensive income	(710)	(1,806)	798
Net effect in other comprehensive income	$ (5,374)	$ 7,068	$ 48,874